Fair Value (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Investment, Fair Value and NAV [Line Items]
Summary of Assets of Master Trust Measured at Fair Value on Recurring Basis

The following table shows the assets of the Master Trust measured at fair value on a recurring basis, as of December 31, 2025:

Description	Total	(Level 1)	(Level 2)	(Level 3)
Master Trust assets:
Mutual funds	$391,640,435	$391,640,435	$-	$-
Worthington Enterprises common shares	13,204,014	13,204,014	-	-
Total assets in the fair value hierarchy	404,844,449	404,844,449	-	-
Common collective trust funds measured at net asset value	64,185,582	-	-	-
Total	$469,030,031	404,844,449	$-	$-

The following table shows the assets of the Master Trust measured at fair value on a recurring basis, as of December 31, 2024:

Description	Total	(Level 1)	(Level 2)	(Level 3)
Master Trust assets:
Mutual funds	$133,511,483	$133,511,483	$-	$-
Worthington Enterprises common shares	10,746,147	10,746,147	-	-
Worthington Steel common shares	6,930,870	6,930,870	-	-
Total assets in the fair value hierarchy	151,188,500	151,188,500	-	-
Common collective trust funds measured at net asset value	262,849,675	-	-	-
Total	$414,038,175	151,188,500	$-	$-